Fair Value Measurement (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Fair value measurement
Contingent consideration	¥ 0	¥ 88,000
Recurring | Level 2
Fair value measurement
Short-term investments		408,946
Recurring | Level 3
Fair value measurement
Contingent consideration		¥ 88,000